GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Goodwill
Beginning balance, Gross Carrying Value	¥ 6,478,838	¥ 6,462,849
Addition, Gross Carrying Value	37,628	17,978
Disposal, Gross Carrying Value	(20,463)	(1,989)
Ending balance, Gross Carrying Value	6,496,003	6,478,838	¥ 6,462,849
Beginning balance, Accumulated impairment	(1,622,031)	(1,528,614)
Accumulated impairment	(98,196)	(93,417)	(141,800)
Disposal, Accumulated impairment	1,644
Ending balance, Accumulated impairment	(1,718,583)	(1,622,031)	(1,528,614)
Net Carrying Value	4,777,420	4,856,807	4,934,235	$ 654,504
Existing home transaction services
Goodwill
Beginning balance, Gross Carrying Value	1,563,761	1,547,772
Addition, Gross Carrying Value	37,628	17,978
Disposal, Gross Carrying Value	(20,463)	(1,989)
Ending balance, Gross Carrying Value	1,580,926	1,563,761	1,547,772
Beginning balance, Accumulated impairment	(1,008,553)	(949,390)
Accumulated impairment	(68,920)	(59,163)
Disposal, Accumulated impairment	1,644
Ending balance, Accumulated impairment	(1,075,829)	(1,008,553)	(949,390)
Net Carrying Value	505,097	555,208	598,382
New home transaction services
Goodwill
Beginning balance, Gross Carrying Value	1,691,080	1,691,080
Addition, Gross Carrying Value	0	0
Disposal, Gross Carrying Value	0	0
Ending balance, Gross Carrying Value	1,691,080	1,691,080	1,691,080
Beginning balance, Accumulated impairment	(597,286)	(563,032)
Accumulated impairment	(29,276)	(34,254)
Disposal, Accumulated impairment	0
Ending balance, Accumulated impairment	(626,562)	(597,286)	(563,032)
Net Carrying Value	1,064,518	1,093,794	1,128,048
Home renovation and furnishing
Goodwill
Beginning balance, Gross Carrying Value	3,223,997	3,223,997
Addition, Gross Carrying Value	0	0
Disposal, Gross Carrying Value	0	0
Ending balance, Gross Carrying Value	3,223,997	3,223,997	3,223,997
Beginning balance, Accumulated impairment	(16,192)	(16,192)
Accumulated impairment	0	0
Disposal, Accumulated impairment	0
Ending balance, Accumulated impairment	(16,192)	(16,192)	(16,192)
Net Carrying Value	¥ 3,207,805	¥ 3,207,805	¥ 3,207,805